Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 2,264,869	$ 1,791,262
Impairment provision, Trade receivables current	(752,600)	(551,551)
Trade receivables, Non-current	171,513	96,367
Current impairment provision	752,600	551,551
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,017,469	2,342,813
Trade receivables, Non-current	171,513	96,367
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,516,824	1,186,611
Impairment provision, Trade receivables current	(41,013)	(594)
Current impairment provision	41,013	594
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,557,837	1,187,205
1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	309,602	275,532
Impairment provision, Trade receivables current	(12,850)	(2,749)
Current impairment provision	12,850	2,749
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	322,452	278,281
31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	97,768	90,328
Impairment provision, Trade receivables current	(13,486)	(672)
Current impairment provision	13,486	672
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	111,254	91,000
61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,186	45,047
Impairment provision, Trade receivables current	(11,169)	(1,110)
Current impairment provision	11,169	1,110
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	56,355	46,157
91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	44,821	39,479
Impairment provision, Trade receivables current	(13,552)	(2,046)
Current impairment provision	13,552	2,046
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	58,373	41,525
121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	56,497	28,260
Impairment provision, Trade receivables current	(12,538)	(1,593)
Current impairment provision	12,538	1,593
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	69,035	29,853
151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	31,998	25,596
Impairment provision, Trade receivables current	(13,862)	(3,609)
Current impairment provision	13,862	3,609
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,860	29,205
181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,801	18,019
Impairment provision, Trade receivables current	(31,538)	(13,109)
Current impairment provision	31,538	13,109
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,339	31,128
211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,282	13,697
Impairment provision, Trade receivables current	(21,768)	(13,167)
Current impairment provision	21,768	13,167
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	31,050	26,864
More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	48,890	16,388
Impairment provision, Trade receivables current	(74,565)	(55,659)
Current impairment provision	74,565	55,659
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	123,455	72,047
More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	93,200	52,305
Impairment provision, Trade receivables current	(506,259)	(457,243)
Current impairment provision	506,259	457,243
More than 365 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	599,459	509,548
Trade Receivables, Generation and Transmission [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	558,913	545,667
Impairment provision, Trade receivables current	(75,840)	(96,753)
Trade receivables, Non-current	57,636	36,053
Current impairment provision	75,840	96,753
Trade Receivables, Generation and Transmission [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	107,298	148,772
Trade Receivables, Generation and Transmission [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	149,070	119,003
Trade receivables, Non-current	57,610	34,855
Trade Receivables, Generation and Transmission [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	302,545	277,892
Trade receivables, Non-current	26	1,198
Trade Receivables, Generation and Transmission [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	192,963	282,952
Trade receivables, Non-current		31,703
Trade Receivables, Generation and Transmission [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	365,950	262,715
Trade receivables, Non-current	57,636	4,350
Trade Receivables, Generation and Transmission [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	301,319	345,289
Impairment provision, Trade receivables current	(8,511)	(77)
Current impairment provision	8,511	77
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	70,039	103,455
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	149,070	119,003
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	82,210	122,831
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	192,963	204,520
Trade Receivables, Generation and Transmission [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	108,356	140,769
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	24,816	19,151
Impairment provision, Trade receivables current		(64)
Current impairment provision		64
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	24,111	17,383
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	705	1,768
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		1,518
Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	24,816	17,633
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,407	14,403
Impairment provision, Trade receivables current		(166)
Current impairment provision		166
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,111	6,181
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,296	8,222
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		7,922
Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,407	6,481
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,145	12,829
Impairment provision, Trade receivables current		(201)
Current impairment provision		201
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	177	251
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,968	12,578
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		12,244
Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,145	585
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,996	14,063
Impairment provision, Trade receivables current		(197)
Current impairment provision		197
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	398	197
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,598	13,866
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		13,315
Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,996	748
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	33,373	7,594
Impairment provision, Trade receivables current		(204)
Current impairment provision		204
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	44	204
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	33,329	7,390
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		7,333
Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	33,373	261
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	11,385	4,296
Impairment provision, Trade receivables current		(209)
Current impairment provision		209
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	73	209
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	11,312	4,087
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		3,968
Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	11,385	328
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,559	8,186
Impairment provision, Trade receivables current	(450)	(162)
Current impairment provision	450	162
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	393	154
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,166	8,032
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		7,941
Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,559	245
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,096	2,913
Impairment provision, Trade receivables current	(1)	(362)
Current impairment provision	1	362
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	929	191
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,167	2,722
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		2,373
Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,096	540
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,624	8,152
Impairment provision, Trade receivables current	(3,137)	(6,017)
Current impairment provision	3,137	6,017
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,023	6,282
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	22,601	1,870
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		1,083
Trade Receivables, Generation and Transmission [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,624	7,069
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	133,193	108,791
Impairment provision, Trade receivables current	(63,741)	(89,094)
Current impairment provision	63,741	89,094
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current		14,265
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	133,193	94,526
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current		20,735
Trade Receivables, Generation and Transmission [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	133,193	88,056
Trade Receivables Distribution [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,458,556	1,797,146
Impairment provision, Trade receivables current	(676,760)	(454,798)
Trade receivables, Non-current	113,877	60,314
Current impairment provision	676,760	454,798
Trade Receivables Distribution [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	521,847	410,875
Trade receivables, Non-current	13,678	16,216
Trade Receivables Distribution [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	330,704	299,659
Trade receivables, Non-current	70,988	28,453
Trade Receivables Distribution [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,606,005	1,086,612
Trade receivables, Non-current	29,211	15,645
Trade Receivables Distribution [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	613,168	427,324
Trade Receivables Distribution [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,845,388	1,369,822
Trade receivables, Non-current	113,877	60,314
Trade Receivables Distribution [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	1,256,518	841,916
Impairment provision, Trade receivables current	(32,502)	(517)
Current impairment provision	32,502	517
Trade Receivables Distribution [Member] | Current [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	303,775	244,794
Trade Receivables Distribution [Member] | Current [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	138,539	128,222
Trade Receivables Distribution [Member] | Current [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	814,204	468,900
Trade Receivables Distribution [Member] | Current [Member] | Unbilled Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	613,168	427,324
Trade Receivables Distribution [Member] | Current [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	643,350	414,592
Trade Receivables Distribution [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	297,636	259,130
Impairment provision, Trade receivables current	(12,850)	(2,685)
Current impairment provision	12,850	2,685
Trade Receivables Distribution [Member] | 1-30 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	66,027	66,377
Trade Receivables Distribution [Member] | 1-30 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	31,674	26,031
Trade Receivables Distribution [Member] | 1-30 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	199,935	166,722
Trade Receivables Distribution [Member] | 1-30 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	297,636	259,130
Trade Receivables Distribution [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	100,847	76,597
Impairment provision, Trade receivables current	(13,486)	(506)
Current impairment provision	13,486	506
Trade Receivables Distribution [Member] | 31-60 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	16,102	11,410
Trade Receivables Distribution [Member] | 31-60 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	14,643	14,250
Trade Receivables Distribution [Member] | 31-60 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	70,102	50,937
Trade Receivables Distribution [Member] | 31-60 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	100,847	76,597
Trade Receivables Distribution [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	53,210	33,328
Impairment provision, Trade receivables current	(11,169)	(909)
Current impairment provision	11,169	909
Trade Receivables Distribution [Member] | 61-90 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	8,287	4,221
Trade Receivables Distribution [Member] | 61-90 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	9,277	9,827
Trade Receivables Distribution [Member] | 61-90 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,646	19,280
Trade Receivables Distribution [Member] | 61-90 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	53,210	33,328
Trade Receivables Distribution [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	48,377	27,462
Impairment provision, Trade receivables current	(13,552)	(1,849)
Current impairment provision	13,552	1,849
Trade Receivables Distribution [Member] | 91-120 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,207	2,553
Trade Receivables Distribution [Member] | 91-120 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,770	9,688
Trade Receivables Distribution [Member] | 91-120 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	30,400	15,221
Trade Receivables Distribution [Member] | 91-120 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	48,377	27,462
Trade Receivables Distribution [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,662	22,259
Impairment provision, Trade receivables current	(12,538)	(1,389)
Current impairment provision	12,538	1,389
Trade Receivables Distribution [Member] | 121-150 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,561	2,772
Trade Receivables Distribution [Member] | 121-150 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,751	7,154
Trade Receivables Distribution [Member] | 121-150 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	26,350	12,333
Trade Receivables Distribution [Member] | 121-150 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,662	22,259
Trade Receivables Distribution [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	34,475	24,909
Impairment provision, Trade receivables current	(13,862)	(3,400)
Current impairment provision	13,862	3,400
Trade Receivables Distribution [Member] | 151-180 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,371	5,149
Trade Receivables Distribution [Member] | 151-180 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,660	7,703
Trade Receivables Distribution [Member] | 151-180 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	25,444	12,057
Trade Receivables Distribution [Member] | 151-180 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	34,475	24,909
Trade Receivables Distribution [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	38,780	22,942
Impairment provision, Trade receivables current	(31,088)	(12,947)
Current impairment provision	31,088	12,947
Trade Receivables Distribution [Member] | 181-210 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	4,261	5,231
Trade Receivables Distribution [Member] | 181-210 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	5,084	6,560
Trade Receivables Distribution [Member] | 181-210 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	29,435	11,151
Trade Receivables Distribution [Member] | 181-210 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	38,780	22,942
Trade Receivables Distribution [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	28,954	23,951
Impairment provision, Trade receivables current	(21,767)	(12,805)
Current impairment provision	21,767	12,805
Trade Receivables Distribution [Member] | 211-250 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,836	3,062
Trade Receivables Distribution [Member] | 211-250 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	13,248	6,894
Trade Receivables Distribution [Member] | 211-250 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,870	13,995
Trade Receivables Distribution [Member] | 211-250 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	28,954	23,951
Trade Receivables Distribution [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	97,831	63,895
Impairment provision, Trade receivables current	(71,428)	(49,642)
Current impairment provision	71,428	49,642
Trade Receivables Distribution [Member] | More than 251 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	10,309	6,366
Trade Receivables Distribution [Member] | More than 251 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	38,479	8,517
Trade Receivables Distribution [Member] | More than 251 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	49,043	49,012
Trade Receivables Distribution [Member] | More than 251 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	97,831	63,895
Trade Receivables Distribution [Member] | More than 365 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	466,266	400,757
Impairment provision, Trade receivables current	(442,518)	(368,149)
Current impairment provision	442,518	368,149
Trade Receivables Distribution [Member] | More than 365 days [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade receivables, Current	97,111	58,940
Trade Receivables Distribution [Member] | More than 365 days [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	56,579	74,813
Trade Receivables Distribution [Member] | More than 365 days [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	312,576	267,004
Trade Receivables Distribution [Member] | More than 365 days [Member] | Billed Services
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 466,266	$ 400,757